Retail | Fidelity Inflation-Protected Bond Fund
Fund Summary Fund/Class: Fidelity® Inflation-Protected Bond Fund/Fidelity Inflation-Protected Bond Fund
Investment Objective
The fund seeks a total return that exceeds the rate of inflation over the long term.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Inflation-Protected Bond Fund Fidelity Inflation-Protected Bond Fund Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Retail Fidelity Inflation-Protected Bond Fund Fidelity Inflation-Protected Bond Fund Class
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Retail Fidelity Inflation-Protected Bond Fund Fidelity Inflation-Protected Bond Fund Class
1 year	46
3 years	144
5 years	252
10 years	567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in inflation-protected debt securities of all types.
  Normally investing primarily in U.S. dollar-denominated inflation-protected debt securities.
  Currently focusing investments in inflation-protected debt securities issued by the U.S. Treasury, but may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.90%	March 31, 2004
Lowest Quarter Return	-3.73%	September 30, 2008
Year-to-Date Return	1.97%	March 31, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2010

Average Annual Total Returns Retail Fidelity Inflation-Protected Bond Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Inflation-Protected Bond Fund Class	5.89%	4.40%	5.63%	[1]	Jun 26, 2002
Return After Taxes on Distributions Fidelity Inflation-Protected Bond Fund Class	5.17%	3.28%	4.31%	[1]	Jun 26, 2002
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Inflation-Protected Bond Fund Class	3.82%	3.10%	4.07%	[1]	Jun 26, 2002
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	6.40%	[1]	Jun 26, 2002
[1]	From June 26, 2002.

A T B C | Fidelity Inflation-Protected Bond Fund
Fund Summary Fund/Class: Fidelity® Inflation-Protected Bond Fund/Fidelity Advisor® Inflation-Protected Bond Fund A, T, B, C
Investment Objective
The fund seeks a total return that exceeds the rate of inflation over the long term.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Inflation-Protected Bond Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Inflation-Protected Bond Fund	Class A	Class T	Class B	Class C
Management fee	0.32%	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.20%	0.22%	0.26%	0.19%
Total annual operating expenses	0.77%	0.79%	1.48%	1.51%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Inflation-Protected Bond Fund (USD $)	Class A	Class T	Class B	Class C
1 year	475	477	651	254
3 years	636	642	768	477
5 years	811	821	1,008	824
10 years	1,316	1,339	1,486	1,802

Hold Shares
Expense Example No Redemption A T B C Fidelity Inflation-Protected Bond Fund (USD $)	Class A	Class T	Class B	Class C
1 year	475	477	151	154
3 years	636	642	468	477
5 years	811	821	808	824
10 years	1,316	1,339	1,486	1,802

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in inflation-protected debt securities of all types.
  Normally investing primarily in U.S. dollar-denominated inflation-protected debt securities.
  Currently focusing investments in inflation-protected debt securities issued by the U.S. Treasury, but may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	4.87%	March 31, 2004
Lowest Quarter Return	-3.82%	September 30, 2008
Year-to-Date Return	1.90%	March 31, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Inflation-Protected Bond Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Class A	1.29%	3.25%	4.21%	[1]	Oct 2, 2002
Return Before Taxes Class T	1.37%	3.23%	4.17%	[1]	Oct 2, 2002
Return Before Taxes Class B	(0.17%)	3.05%	4.11%	[1]	Oct 2, 2002
Return Before Taxes Class C	3.74%	3.31%	3.89%	[1]	Oct 2, 2002
Return After Taxes on Distributions Class A	0.70%	2.23%	2.96%	[1]	Oct 2, 2002
Return After Taxes on Distributions and Sale of Fund Shares Class A	0.83%	2.17%	2.86%	[1]	Oct 2, 2002
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	5.73%	[1]	Oct 2, 2002
[1]	From October 2, 2002.

Inst | Fidelity Inflation-Protected Bond Fund
Fund Summary Fund/Class: Fidelity® Inflation-Protected Bond Fund/Fidelity Advisor® Inflation-Protected Bond Fund Institutional
Investment Objective
The fund seeks a total return that exceeds the rate of inflation over the long term.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Inst Fidelity Inflation-Protected Bond Fund Institutional Class
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	Inst Fidelity Inflation-Protected Bond Fund Institutional Class
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.55%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Inst Fidelity Inflation-Protected Bond Fund Institutional Class
1 year	56
3 years	176
5 years	307
10 years	689

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% (annualized) of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in inflation-protected debt securities of all types.
  Normally investing primarily in U.S. dollar-denominated inflation-protected debt securities.
  Currently focusing investments in inflation-protected debt securities issued by the U.S. Treasury, but may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.91%	March 31, 2004
Lowest Quarter Return	-3.84%	September 30, 2008
Year-to-Date Return	1.96%	March 31, 2011

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2010

Average Annual Total Returns Inst Fidelity Inflation-Protected Bond Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Institutional Class	5.76%	4.35%	4.94%	[1]	Oct 2, 2002
Return After Taxes on Distributions Institutional Class	5.05%	3.24%	3.62%	[1]	Oct 2, 2002
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class	3.74%	3.06%	3.46%	[1]	Oct 2, 2002
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)	6.31%	5.33%	5.73%	[1]	Oct 2, 2002
[1]	From October 2, 2002.

Label	Element	4 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY FIXED INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2011
Prospectus Date	rr_ProspectusDate	May 28, 2011
Retail | Fidelity Inflation-Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Inflation-Protected Bond Fund/Fidelity Inflation-Protected Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a total return that exceeds the rate of inflation over the long term.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in inflation-protected debt securities of all types.
  Normally investing primarily in U.S. dollar-denominated inflation-protected debt securities.
  Currently focusing investments in inflation-protected debt securities issued by the U.S. Treasury, but may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.90%	March 31, 2004
Lowest Quarter Return	-3.73%	September 30, 2008
Year-to-Date Return	1.97%	March 31, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Retail | Fidelity Inflation-Protected Bond Fund | Fidelity Inflation-Protected Bond Fund Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	0.45%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	144
5 years	rr_ExpenseExampleYear05	252
10 years	rr_ExpenseExampleYear10	567
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	7.76%
2004	rr_AnnualReturn2004	8.24%
2005	rr_AnnualReturn2005	2.16%
2006	rr_AnnualReturn2006	0.23%
2007	rr_AnnualReturn2007	9.07%
2008	rr_AnnualReturn2008	(2.32%)
2009	rr_AnnualReturn2009	9.70%
2010	rr_AnnualReturn2010	5.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.97%
Retail | Fidelity Inflation-Protected Bond Fund | Return Before Taxes | Fidelity Inflation-Protected Bond Fund Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Inflation-Protected Bond Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.89%
Past 5 years	rr_AverageAnnualReturnYear05	4.40%
Life of class	rr_AverageAnnualReturnSinceInception	5.63%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2002
Retail | Fidelity Inflation-Protected Bond Fund | Return After Taxes on Distributions | Fidelity Inflation-Protected Bond Fund Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Inflation-Protected Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.17%
Past 5 years	rr_AverageAnnualReturnYear05	3.28%
Life of class	rr_AverageAnnualReturnSinceInception	4.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2002
Retail | Fidelity Inflation-Protected Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fidelity Inflation-Protected Bond Fund Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Inflation-Protected Bond Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.82%
Past 5 years	rr_AverageAnnualReturnYear05	3.10%
Life of class	rr_AverageAnnualReturnSinceInception	4.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2002
Retail | Fidelity Inflation-Protected Bond Fund | Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. TIPS Index (Series-L)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.31%
Past 5 years	rr_AverageAnnualReturnYear05	5.33%
Life of class	rr_AverageAnnualReturnSinceInception	6.40%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2002
A T B C | Fidelity Inflation-Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Inflation-Protected Bond Fund/Fidelity Advisor® Inflation-Protected Bond Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a total return that exceeds the rate of inflation over the long term.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page of the prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in inflation-protected debt securities of all types.
  Normally investing primarily in U.S. dollar-denominated inflation-protected debt securities.
  Currently focusing investments in inflation-protected debt securities issued by the U.S. Treasury, but may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	4.87%	March 31, 2004
Lowest Quarter Return	-3.82%	September 30, 2008
Year-to-Date Return	1.90%	March 31, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
A T B C | Fidelity Inflation-Protected Bond Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	475
3 years	rr_ExpenseExampleYear03	636
5 years	rr_ExpenseExampleYear05	811
10 years	rr_ExpenseExampleYear10	1,316
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	475
3 years	rr_ExpenseExampleNoRedemptionYear03	636
5 years	rr_ExpenseExampleNoRedemptionYear05	811
10 years	rr_ExpenseExampleNoRedemptionYear10	1,316
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	7.60%
2004	rr_AnnualReturn2004	8.00%
2005	rr_AnnualReturn2005	2.07%
2006	rr_AnnualReturn2006	(0.06%)
2007	rr_AnnualReturn2007	8.80%
2008	rr_AnnualReturn2008	(2.62%)
2009	rr_AnnualReturn2009	9.41%
2010	rr_AnnualReturn2010	5.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.90%
A T B C | Fidelity Inflation-Protected Bond Fund | Class T
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	477
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	821
10 years	rr_ExpenseExampleYear10	1,339
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	477
3 years	rr_ExpenseExampleNoRedemptionYear03	642
5 years	rr_ExpenseExampleNoRedemptionYear05	821
10 years	rr_ExpenseExampleNoRedemptionYear10	1,339
A T B C | Fidelity Inflation-Protected Bond Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual operating expenses	rr_ExpensesOverAssets	1.48%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	651
3 years	rr_ExpenseExampleYear03	768
5 years	rr_ExpenseExampleYear05	1,008
10 years	rr_ExpenseExampleYear10	1,486
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	808
10 years	rr_ExpenseExampleNoRedemptionYear10	1,486
A T B C | Fidelity Inflation-Protected Bond Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual operating expenses	rr_ExpensesOverAssets	1.51%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	254
3 years	rr_ExpenseExampleYear03	477
5 years	rr_ExpenseExampleYear05	824
10 years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 year	rr_ExpenseExampleNoRedemptionYear01	154
3 years	rr_ExpenseExampleNoRedemptionYear03	477
5 years	rr_ExpenseExampleNoRedemptionYear05	824
10 years	rr_ExpenseExampleNoRedemptionYear10	1,802
A T B C | Fidelity Inflation-Protected Bond Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.29%
Past 5 years	rr_AverageAnnualReturnYear05	3.25%
Life of class	rr_AverageAnnualReturnSinceInception	4.21%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
A T B C | Fidelity Inflation-Protected Bond Fund | Return Before Taxes | Class T
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.37%
Past 5 years	rr_AverageAnnualReturnYear05	3.23%
Life of class	rr_AverageAnnualReturnSinceInception	4.17%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
A T B C | Fidelity Inflation-Protected Bond Fund | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(0.17%)
Past 5 years	rr_AverageAnnualReturnYear05	3.05%
Life of class	rr_AverageAnnualReturnSinceInception	4.11%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
A T B C | Fidelity Inflation-Protected Bond Fund | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	3.74%
Past 5 years	rr_AverageAnnualReturnYear05	3.31%
Life of class	rr_AverageAnnualReturnSinceInception	3.89%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
A T B C | Fidelity Inflation-Protected Bond Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.70%
Past 5 years	rr_AverageAnnualReturnYear05	2.23%
Life of class	rr_AverageAnnualReturnSinceInception	2.96%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
A T B C | Fidelity Inflation-Protected Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.83%
Past 5 years	rr_AverageAnnualReturnYear05	2.17%
Life of class	rr_AverageAnnualReturnSinceInception	2.86%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
A T B C | Fidelity Inflation-Protected Bond Fund | Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. TIPS Index (Series-L)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.31%
Past 5 years	rr_AverageAnnualReturnYear05	5.33%
Life of class	rr_AverageAnnualReturnSinceInception	5.73%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
Inst | Fidelity Inflation-Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Inflation-Protected Bond Fund/Fidelity Advisor® Inflation-Protected Bond Fund Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a total return that exceeds the rate of inflation over the long term.
Fee Table	ffit35315_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every  $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	ffit35315_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in inflation-protected debt securities of all types.
  Normally investing primarily in U.S. dollar-denominated inflation-protected debt securities.
  Currently focusing investments in inflation-protected debt securities issued by the U.S. Treasury, but may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury, and by other entities such as corporations and foreign governments.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default) and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing for Inflation Protection. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	ffit35315_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.91%	March 31, 2004
Lowest Quarter Return	-3.84%	September 30, 2008
Year-to-Date Return	1.96%	March 31, 2011

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2010

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Inst | Fidelity Inflation-Protected Bond Fund | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	7.67%
2004	rr_AnnualReturn2004	8.26%
2005	rr_AnnualReturn2005	2.13%
2006	rr_AnnualReturn2006	0.18%
2007	rr_AnnualReturn2007	9.04%
2008	rr_AnnualReturn2008	(2.36%)
2009	rr_AnnualReturn2009	9.68%
2010	rr_AnnualReturn2010	5.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.96%
Inst | Fidelity Inflation-Protected Bond Fund | Return Before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.76%
Past 5 years	rr_AverageAnnualReturnYear05	4.35%
Life of class	rr_AverageAnnualReturnSinceInception	4.94%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
Inst | Fidelity Inflation-Protected Bond Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	5.05%
Past 5 years	rr_AverageAnnualReturnYear05	3.24%
Life of class	rr_AverageAnnualReturnSinceInception	3.62%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
Inst | Fidelity Inflation-Protected Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.74%
Past 5 years	rr_AverageAnnualReturnYear05	3.06%
Life of class	rr_AverageAnnualReturnSinceInception	3.46%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002
Inst | Fidelity Inflation-Protected Bond Fund | Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital® U.S. TIPS Index (Series-L)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	6.31%
Past 5 years	rr_AverageAnnualReturnYear05	5.33%
Life of class	rr_AverageAnnualReturnSinceInception	5.73%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2002

[1]	From June 26, 2002.
[2]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
[3]	Declines over 6 years from 5.00% to 0%.
[4]	On Class C shares redeemed less than one year after purchase.
[5]	From October 2, 2002.